Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consist of the following:

	December 31,
	2013	2014
Components and raw materials	78,579	69,709
Work in process	31,442	30,040
Finished goods	20,073	45,064
Total inventories, gross	130,094	144,813
Allowance for obsolescence	(25,627)	(21,350)
Total inventories, net	104,467	123,463

Schedule of Changes In Allowance For Obsolescence
The changes in the allowance for obsolescence and/or lower market value are as follows:

	2013	2014
Balance at beginning of year	(65,287)	(25,627)
Deconsolidation ASMPT	39,146	—
Charged to cost of sales	(8,648)	(2,282)
Utilization	6,464	8,514
Foreign currency translation effect	2,698	(1,955)
Balance at end of year	(25,627)	(21,350)